Summary of Significant Accounting Policies - Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2013
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years
Purchased domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years